Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

Collection Period	31-Jan-16	30/360 Days	30	Collection Period Start	1-Jan-16
Distribution Date	16-Feb-16	Actual/360 Days	32	Collection Period End	31-Jan-16
				Prior Month Settlement Date	15-Jan-16
				Current Month Settlement Date	16-Feb-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	1,087,221,491.20	1,046,389,417.64	0.716861
Yield Supplement Overcollaterization		47,683,620.22	29,949,321.58	28,353,652.88
Total Adjusted Portfolio		1,459,682,160.59	1,057,272,169.62	1,018,035,764.76
Total Adjusted Securities		1,459,180,628.33	1,057,272,169.62	1,018,035,764.76	0.697676
Class A-1 Notes	0.35000%	335,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.67000%	392,000,000.00	325,091,541.29	285,855,136.43	0.729222
Class A-3 Notes	1.05000%	546,000,000.00	546,000,000.00	546,000,000.00	1.000000
Class A-4 Notes	1.50000%	127,800,000.00	127,800,000.00	127,800,000.00	1.000000
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	39,236,404.86	181,509.44	100.0928695	0.4630343
Class A-3 Notes	0.00	477,750.00	-	0.8750000
Class A-4 Notes	0.00	159,750.00	-	1.2500000
Certificates	0.00	0.00	-	-
Total Securities	39,236,404.86	819,009.44

I. COLLECTIONS

Interest:
Interest Collections		2,379,397.87
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,379,397.87

Principal:
Principal Collections		39,906,241.76
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		39,906,241.76

Recoveries of Defaulted Receivables		414,851.30
Servicer Advances		0.00

Total Collections		42,700,490.93

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	71,527	1,057,272,169.62
Total Principal Payment		39,236,404.86
	70,404	1,018,035,764.76

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

III. DISTRIBUTIONS

Total Collections	42,700,490.93
Reserve Account Draw	0.00
Total Available for Distribution	42,700,490.93

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	906,017.91
Servicing Fee Paid	906,017.91
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	181,509.44

Class A-2 Notes Monthly Interest Paid	181,509.44
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	477,750.00

Class A-3 Notes Monthly Interest Paid	477,750.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,750.00

Class A-4 Notes Monthly Interest Paid	159,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

Total Note Monthly Interest
Total Note Monthly Interest Due		819,009.44
Total Note Monthly Interest Paid		819,009.44
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		40,975,463.58

4. Total Monthly Principal Paid on the Notes		39,236,404.86

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		39,236,404.86
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,739,058.72
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,739,058.72

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,647,951.57
Required Reserve Account Amount		3,649,205.40
Beginning Reserve Account Balance		3,649,205.40
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,649,205.40

Required Reserve Account Amount for Next Period		3,649,205.40

VI. POOL STATISTICS

Weighted Average Coupon		2.69%
Weighted Average Remaining Maturity		45.07

	Amount	Number
Principal on Defaulted Receivables	925,831.80	52
Principal Recoveries of Defaulted Receivables	414,851.30
Monthly Net Loss	510,980.50
Pool Balance at Beginning of Collection Period	1,087,221,491.20

Net Loss Ratio for Third Preceding Collection Period	0.17%
Net Loss Ratio for Second Preceding Collection Period	0.18%
Net Loss Ratio for Preceding Collection Period	0.54%
Net Loss Ratio for Current Collection Period	0.56%
Four-Month Average Net Loss Ratio	0.36%

Cumulative Net Losses for all Periods	4,344,455.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of January 2016

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	7,030,254.10	377	0.67%
61-90 Days Delinquent	1,705,468.08	91	0.16%
91-120 Days Delinquent	408,230.03	31	0.04%
More than 120 Days	0.00	0	0.00%
Total Delinquent Receivables:	9,143,952.21	499	0.87%

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.15%	0.12%
Delinquency Ratio for Second Preceding Collection Period	0.17%	0.15%
Delinquency Ratio for Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Current Collection Period	0.20%	0.17%
Four-Month Average Delinquency Ratio	0.18%	0.15%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO